Non-financial assets and liabilities (Details 2) - USD ($)		Dec. 31, 2019	Jun. 30, 2019	Jun. 01, 2019
Right-of-use assets
Properties	[1]	$ 77,353
Total right use of assets	[1]	77,353		$ 96,824
Lease liabilities
Current	[2]	41,779
Non-current		61,105	[2]
Total lease liabilities	[2]	$ 80,148

[1]	Included in the line item 'property, plant and equipment' in the condensed consolidated balance sheet.
[2]	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the condensed consolidated balance sheet.